Cover Page Document	Oct. 13, 2026
Cover [Abstract]
Entity Central Index Key	0000033213
Document Type	8-K
Document Period End Date	Oct. 13, 2026
Entity Registrant Name	EQT CORPORATION
Entity Incorporation, State or Country Code	PA
Entity File Number	001-3551
Entity Tax Identification Number	25-0464690
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317
City Area Code	412
Local Phone Number	553-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	EQT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false